Acquisitions - Allocation of purchase price to the major classes of assets and liabilities acquired (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Sep. 01, 2022 CNY (¥)	Sep. 01, 2022 USD ($)	Aug. 25, 2022 CNY (¥)	Aug. 25, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jan. 27, 2022 CNY (¥)	Jan. 27, 2022 USD ($)
Acquired intangible assets:
Goodwill	¥ 257,712	$ 35,666					¥ 75,194	$ 11,204
Grand Doctor Medical Co., Ltd
Allocation of purchase price to the major classes of assets and liabilities acquired
Cash and cash equivalents									¥ 557	$ 3,736
Other current assets									3,263	21,897
Property and equipment and other non-current assets									3,499	23,486
Other current liabilities									(2,892)	(19,413)
Acquired intangible assets:
Identifiable assets acquired and liabilities assumed (a)									5,350	35,906
noncontrolling interests (b)									4,559	30,600
Consideration (c)									11,995	80,500
Goodwill	39,782						¥ 75,194		11,204	75,194
Grand Doctor Medical Co., Ltd | -- Internet Hospital License
Acquired intangible assets:
Acquired Intangible assets									536	3,600
Grand Doctor Medical Co., Ltd | Customer Relationship
Acquired intangible assets:
Acquired Intangible assets									¥ 387	$ 2,600
Beijing iLife 3 Technology Co., Ltd.
Allocation of purchase price to the major classes of assets and liabilities acquired
Cash and cash equivalents					¥ 6,905	$ 956
Other current assets					106,596	14,752
Property and equipment and other non-current assets					19,569	2,708
Other current liabilities					(138,262)	(19,134)
Acquired intangible assets:
Acquired deferred tax liability:					(16,784)	(2,323)
Identifiable assets acquired and liabilities assumed (a)					45,160	6,250
noncontrolling interests (b)					88,292	12,219
Consideration (c)					141,232	19,546
Goodwill	184,364				184,364	25,515
Beijing iLife 3 Technology Co., Ltd. | Trademark
Acquired intangible assets:
Acquired Intangible assets					41,283	5,713
Beijing iLife 3 Technology Co., Ltd. | -- Internet Hospital License
Acquired intangible assets:
Acquired Intangible assets					3,169	439
Beijing iLife 3 Technology Co., Ltd. | Customer Relationship
Acquired intangible assets:
Acquired Intangible assets					¥ 22,684	$ 3,139
Sincerity and Compassion Health Management Center
Allocation of purchase price to the major classes of assets and liabilities acquired
Cash and cash equivalents			¥ 73	$ 10
Other current assets			2,707	375
Property and equipment and other non-current assets			34,007	4,706
Other current liabilities			(7,400)	(1,024)
Acquired intangible assets:
Acquired deferred tax liability:			(1,515)	(210)
Identifiable assets acquired and liabilities assumed (a)			33,934	4,696
noncontrolling interests (b)			18,750	2,595
Consideration (c)			48,750	6,747
Goodwill	¥ 33,566		33,566	4,645
Sincerity and Compassion Health Management Center | Trademark
Acquired intangible assets:
Acquired Intangible assets			3,490	483
Sincerity and Compassion Health Management Center | Customer Relationship
Acquired intangible assets:
Acquired Intangible assets			¥ 2,572	$ 356